Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average of ordinary shares outstanding (basic) (in shares)	201,677,981	201,677,981	215,078,497	201,747,963	201,677,981	210,193,707
Effect of Share-based Payment arrangements (in shares)				246,254	95,259	12,696
Weighted average number of ordinary shares (diluted) (in shares)				201,994,217	201,773,240	210,206,403